Schedule of Contract Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	$ 707,969	$ 5,494,391	$ 5,960,812
Retainage included in contract assets due to being conditional on something other than solely passage of time	1,284,159	2,096,843	977,931
Less: allowance for credit loss	(301,010)	(650,759)	$ (99,646)
Contract assets, net	1,691,118	6,940,475
Contract assets, current	1,691,118	5,304,061
Contract assets, non-current		$ 1,636,414